UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-6397

Fidelity California Municipal Trust II
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	May 31, 2015

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Money Market Fund

May 31, 2015

1.802199.111

CFS-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 65.9%
	Principal Amount (000s)	Value (000s)
Alabama - 0.0%
Decatur Indl. Dev. Board Exempt Facilities Rev. (Nucor Steel Decatur LLC Proj.) Series 2003 A, 0.35% 6/5/15, VRDN (a)(d)	$ 3,500	$ 3,500
Arizona - 0.0%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 6/5/15, VRDN (a)	800	800
Arkansas - 0.1%
Osceola Solid Waste Disp. Rev. (Plum Point Energy Associates, LLC Proj.) Series 2006, 0.35% 6/5/15, LOC Royal Bank of Scotland PLC, VRDN (a)(d)	5,800	5,799
California - 62.8%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev.:
(Acton Courtyard Apts. Proj.) Series 2010 A, 0.09% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	8,620	8,620
(La Terrazza Apts. Proj.) Series 2002 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	16,880	16,880
(Miramar Apts. Proj.) Series 2000 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	15,000	15,000
(Southport Apts. Proj.) Series 2002 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	19,995	19,995
(The Artech Bldg. Proj.) Series 2010 B, 0.12% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	3,200	3,200
Series 2011 A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (a)	33,200	33,200
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	29,575	29,575
Series 2009 C, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	1,850	1,850
Series 2009 D, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	21,100	21,100
Alameda County Indl. Dev. Auth. Rev. (Edward L. Shimmon, Inc. Proj.) Series 1996 A, 0.15% 6/5/15, LOC BNP Paribas SA, VRDN (a)(d)	4,250	4,250
Anaheim Hsg. Auth. Multi-family Hsg. Rev. (Park Vista Apt. Proj.) Series 2000 D, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	23,580	23,580
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series BA 08 1058, 0.15% 6/5/15 (Liquidity Facility Bank of America NA) (a)(e)	2,250	2,250
Series II R 11901, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	1,300	1,300
Series Putters 3211, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,320	13,320
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.: - continued
Participating VRDN:
Series Putters 3293, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 4,995	$ 4,995
Series Putters 3434, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,195	4,195
Series 2007 A2, 0.07% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	1,000	1,000
Series 2008 E1, 0.09% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	4,000	4,000
Series 2008 F1, 0.09% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	21,100	21,100
Bueno Park Multi-family Hsg. Rev. (Walden Glen Apts. Proj.) Series 2000 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	14,288	14,288
California Dept. of Wtr. Resources Participating VRDN:
Series Putters 3019, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	9,785	9,785
Series ROC II R 11970-1, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	1,600	1,600
California Dept. of Wtr. Resources Wtr. Rev. Participating VRDN Series BBT 08 28, 0.1% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	7,130	7,130
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	3,700	3,700
Participating VRDN:
Series 15 XF0093, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,615	3,615
Series BBT 2014, 0.1% 6/5/15 (Liquidity Facility Branch Banking & Trust Co.) (a)(e)	6,640	6,640
Series EGL 14 0005, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	8,500	8,500
Series MS 3346, 0.19% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	6,330	6,330
Series Putters 3960, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,330	7,330
Series Putters 3962, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,345	4,345
Series Putters 3969, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11974, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	3,500	3,500
Series ROC II R 14081, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Series 2003 B3, 0.11% 6/5/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., VRDN (a)	$ 20,000	$ 20,000
Series 2003 C1, 0.09% 6/5/15, LOC Bank of America NA, VRDN (a)	59,350	59,350
Series 2003 C3, 0.1% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	43,800	43,800
Series 2003 C4, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	35,960	35,960
Series 2004 A10, 0.09% 6/5/15, LOC Citibank NA, VRDN (a)	14,200	14,200
Series 2004 A7, 0.08% 6/5/15, LOC Citibank NA, VRDN (a)	34,900	34,900
Series 2004 A8, 0.08% 6/5/15, LOC Citibank NA, VRDN (a)	27,500	27,500
Series 2004 A9, 0.09% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	50,000	50,000
Series 2004 B6, 0.08% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,700	17,700
Series 2005 A2-1, 0.08% 6/5/15, LOC Barclays Bank PLC, VRDN (a)	59,450	59,450
Series 2005 B1, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	60,500	60,500
Series 2005 B4, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	10,500	10,500
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.08% 6/5/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	16,000	16,000
Series 2005 H, 0.1% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	70,540	70,540
Series 2005 I, 0.08% 6/5/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	23,700	23,700
Series 2009 H, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	28,950	28,950
(Scripps Health Proj.) Series 2008 D, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	2,220	2,220
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.11% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)	16,900	16,900
Participating VRDN:
Series 15 XF0120, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,720	14,720
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Health Facilities Fing. Auth. Rev.: - continued
Participating VRDN:
Series 15 XF0131, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 11,235	$ 11,235
Series DB 3294, 0.25% 6/5/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(e)	21,850	21,850
Series MS 3239, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	22,800	22,800
Series MS 3267, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	27,375	27,375
Series MS 3301, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	7,330	7,330
Series RBC 077, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada) (a)(e)	7,500	7,500
Series TD 0036, 0.11% 6/5/15 (Liquidity Facility Toronto-Dominion Bank) (a)(e)	4,665	4,665
Series 2011 B, 0.08% 6/5/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	3,700	3,700
California Hsg. Fin. Agcy. Multi-family Hsg. Rev. Series 2007 C:
0.1% 6/5/15, LOC Citibank NA, VRDN (a)(d)	4,435	4,435
0.1% 6/5/15, LOC Citibank NA, VRDN (a)(d)	4,840	4,840
California Hsg. Fin. Agcy. Rev.:
(Home Mtg. Prog.):
Series 2001 U, 0.1% 6/1/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	5,085	5,085
Series 2002 J, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	9,070	9,070
Series 2003 H, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	2,570	2,570
Series 2003 M, 0.1% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	10,100	10,100
Series 2004 E, 0.08% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	21,215	21,215
Series 2005 A, 0.08% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	59,280	59,280
Series 2005 B, 0.08% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	59,700	59,700
Series 2005 F:
0.08% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	53,585	53,585
0.08% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	21,555	21,555
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Hsg. Fin. Agcy. Rev.: - continued
(Multifamily Hsg. Prog.):
Series 2001 G:
0.1% 6/5/15, LOC Citibank NA, VRDN (a)(d)	$ 2,695	$ 2,695
0.1% 6/5/15, LOC Citibank NA, VRDN (a)(d)	16,980	16,980
Series 2002 E, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)(d)	14,465	14,465
Series 2005 D, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)(d)	15,355	15,355
Series 2007 H, 0.13% 6/5/15 (Liquidity Facility Fannie Mae) (Liquidity Facility Freddie Mac), VRDN (a)(d)	30,275	30,275
Series 2001 E, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	19,265	19,265
Series 2001 F, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	9,025	9,025
Series 2008 B:
0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	15,735	15,735
0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	8,870	8,870
Series 2008 C:
0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	12,150	12,150
0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,950	5,950
California Infrastructure & Econ. Dev. Bank Rev. (Betts Spring Co. Proj.) Series 2008, 0.2% 6/5/15, LOC Bank of America NA, VRDN (a)(d)	7,275	7,275
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
(Metropolitan Recycling, LLC Proj.) Series 2012 A, 0.18% 6/5/15, LOC Comerica Bank, VRDN (a)(d)	2,920	2,920
(Recology, Inc. Proj.) Series 2010 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	107,200	107,200
(Zerep Mgmt. Corp. Proj.) Series 2014, 0.18% 6/5/15, LOC Comerica Bank, VRDN (a)(d)	1,400	1,400
Series 2011 A, 0.18% 6/5/15, LOC Comerica Bank, VRDN (a)(d)	2,810	2,810
Series 2012 A, 0.14% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)(d)	2,335	2,335
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	98,600	98,600
California Statewide Cmntys. Dev. Auth. Indl. Dev. Rev. (Arthur Made Plastics, Inc. Proj.) Series 2000 A, 0.21% 6/5/15, LOC Bank of America NA, VRDN (a)(d)	1,500	1,500
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.:
(Bristol Apts. Proj.) Series Z, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	9,500	9,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
(Canyon Creek Apts. Proj.) Series 1995 C, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	$ 38,800	$ 38,800
(Coventry Place Apts. Proj.) Series 2002 JJ, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	900	900
(Crocker Oaks Apts. Proj.) Series 2001 H, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	6,750	6,750
(Crystal View Apt. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	26,375	26,375
(Grove Apts. Proj.) Series X, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	6,150	6,150
(Heritage Park Apts. Proj.) Series 2008 C, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	30,000	30,000
(Northwest Gateway Apts. Proj.) Series 2004 C, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	30,045	30,045
(Northwood Apts. Proj.) Series N, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	4,600	4,600
(Parkside Terrace Apts. Proj.) Series 2008 E, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	17,009	17,009
(River Run Sr. Apts. Proj.) Series LL, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	13,505	13,505
(Salvation Army S.F. Proj.) 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	15,645	15,645
(Terraces at Park Marino Proj.) Series I, 0.11% 6/5/15, LOC California Teachers Retirement Sys., VRDN (a)(d)	5,360	5,360
(The Belmont Proj.) Series 2005 F, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	19,890	19,890
(The Crossings Sr. Apts./ Phase II Proj.) Series J, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	11,100	11,100
(Valley Palms Apts. Proj.) Series 2002 C, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	10,200	10,200
(Villas at Hamilton Apts. Proj.) Series 2001 HH, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	11,300	11,300
(Vista Del Monte Proj.) Series QQ, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	12,650	12,650
(Vizcaya Apts. Proj.) Series B, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	22,200	22,200
(Wilshire Court Proj.):
Series AAA, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	3,000	3,000
Series M, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	20,290	20,286
Series 2000 Y, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	8,640	8,640
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Cmntys. Dev. Auth. Multi-family Hsg. Rev.: - continued
Series 2007 O, 0.11% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	$ 35,952	$ 35,952
California Statewide Cmntys. Dev. Auth. Rev.:
(Oakmont Stockton Proj.) Series 1997 C, 0.12% 6/5/15, LOC Fed. Home Ln. Bank, San Francisco, VRDN (a)(d)	5,960	5,960
(SWEEP Ln. Prog.) Series 2007 A, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	17,200	17,200
Participating VRDN Series ROC II R 14001, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	2,375	2,375
California Statewide Cmntys. Dev. Corp. Rev. (Rix Industries Proj.) Series 1996 I, 0.12% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	560	560
Chino Basin Reg'l. Fing. Auth. Rev. (Inland Empire Util. Agcy. Proj.) Series B, 0.1% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)	44,050	44,050
Chula Vista Multi-family Hsg. Rev. (Teresina Apts. Proj.) Series 2006 A, 0.09% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	5,000	5,000
Contra Costa County Multi-family Hsg. Rev. (Park Regency Proj.) Series 2003 F, 0.09% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	60,000	60,000
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN:
Series EGL1310, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	16,600	16,600
Series MS 3250, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
Series Putters 3772 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	11,250	11,250
Series Putters 4515Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,835	1,835
Eastern Muni. Wtr. District Wtr. and Swr. Rev. Ctfs. of Prtn. Participating VRDN Series 15 XF0072, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,585	1,585
El Dorado Irrigation District Rev. Ctfs. of Prtn. Series 2008 A, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	2,500	2,500
Elsinore Valley Muni. Wtr. District Ctfs. of Prtn. Series 2008 B, 0.09% 6/5/15, LOC Bank of America NA, VRDN (a)	27,270	27,270
Foothill-De Anza Cmnty. College District Participating VRDN:
Series MS 3268 X, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	5,000	5,000
Series MS 3288, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,000	7,000
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Foothill-De Anza Cmnty. College District Participating VRDN: - continued
Series ROC II R 14066, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	$ 3,500	$ 3,500
Garden Grove Hsg. Auth. Multi-family Hsg. Rev. (Valley View Sr. Villas Proj.) Series 1990 A, 0.12% 6/5/15, LOC Comerica Bank, VRDN (a)(d)	9,100	9,100
Garden Grove Multi-family Hsg. Rev. (Cal-Malabar Apts. Proj.) Series 1997 A, 0.12% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	6,850	6,850
Grossmont Healthcare District Participating VRDN Series MS 3253, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,375	14,375
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.09% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	28,400	28,400
Series 2014 B, 0.09% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	45,465	45,465
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)	10,900	10,900
Livermore Multi-family Mtg. Rev. (Portola Meadows Apts. Proj.) 0.12% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	11,025	11,025
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)	4,940	4,940
Los Angeles Cmnty. College District Participating VRDN:
Series EGL 08 57, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	17,400	17,400
Series Putters 3776 Z, 0.12% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	7,425	7,425
Series Putters 4004 Z, 0.12% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,885	5,885
Series ROC II R 11728, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	10,960	10,960
Series ROC II R 11773, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	4,920	4,920
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.12% 6/5/15, LOC Freddie Mac, VRDN (a)	36,500	36,500
(Hollywood & Vine Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	90,900	90,900
(Promenade Towers Proj.) Series 2000, 0.09% 6/5/15, LOC Freddie Mac, VRDN (a)	33,860	33,860
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. Arpt. Rev. Participating VRDN:
Series Putters 3847, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 5,000	$ 5,000
Series ROC II R 11842, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	6,750	6,750
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series MS 3289, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,335	7,335
Series MS 3345, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	14,035	14,035
Series Putters 0039, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,750	3,750
Series Putters 3332, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,660	6,660
Series Putters 3718 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	13,460	13,460
Series Putters 4330, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series Putters 4361, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,665	3,665
Series RBC 0 85, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada) (a)(e)	4,700	4,700
Series 2001 B1, 0.08% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	15,350	15,350
Series 2001 B5, 0.08% 6/5/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	9,500	9,500
Series 2001 B8, 0.09% 6/5/15 (Liquidity Facility Bank of Montreal Chicago CD Prog.), VRDN (a)	6,400	6,400
Series 2002 A1, 0.09% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (a)	27,900	27,900
Series 2002 A2, 0.09% 6/5/15 (Liquidity Facility Citibank NA), VRDN (a)	13,000	13,000
Series 2002 A3, 0.09% 6/5/15 (Liquidity Facility Citibank NA), VRDN (a)	21,450	21,450
Series 2002 A4, 0.09% 6/5/15 (Liquidity Facility Bank of America NA), VRDN (a)	19,250	19,250
Series 2002 A5, 0.08% 6/5/15 (Liquidity Facility Citibank NA), VRDN (a)	3,600	3,600
Series 2002 A7, 0.09% 6/5/15 (Liquidity Facility Citibank NA), VRDN (a)	21,400	21,400
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.: - continued
Participating VRDN:
Series 0018, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,500	$ 7,500
Series MS 3397, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	9,770	9,770
Series MS 3403, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	8,975	8,975
Series ROC 14087, 0.12% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	6,200	6,200
Series ROC II R 0006, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	18,150	18,150
Los Angeles Hbr. Dept. Rev. Participating VRDN Series 15 ZF0158, 0.14% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(d)(e)	2,220	2,220
Los Angeles Multi-family Hsg. Rev. (Channel Gateway Apts. Proj.) Series 1989 B, 0.12% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	67,700	67,700
Los Angeles Wastewtr. Sys. Participating VRDN Series ROC II R 14059, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	6,000	6,000
Los Angeles Wastewtr. Sys. Rev. Participating VRDN:
Series Putters 3371, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	22,495	22,495
Series Putters 3751, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,935	4,935
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	3,200	3,200
Metropolitan Wtr. District of Southern California Wtr. Rev. Participating VRDN:
Series 3655 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	3,185	3,185
Series Putters 3547, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,935	10,935
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series BA 08 1062, 0.12% 6/5/15 (Liquidity Facility Bank of America NA) (a)(e)	11,800	11,800
Series BA 08 1087, 0.12% 6/5/15 (Liquidity Facility Bank of America NA) (a)(e)	17,500	17,500
Series EGL 07 71, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	34,805	34,805
Series EGL 14 0014, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	16,430	16,430
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN: - continued
Series EGL 14 0036, 0.12% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	$ 8,195	$ 8,195
Series Putters 3289, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,225	2,225
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 6/5/15, LOC Bank of America NA, VRDN (a)	9,210	9,210
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.09% 6/5/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	17,800	17,800
Orange County Apt. Dev. Rev.:
(Ladera Apts. Proj.) Series 2001 II B, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	23,500	23,500
(Park Place Apts. Proj.) Series 1989 A, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	15,400	15,400
(Riverbend Apts. Proj.) Series 1999 B, 0.1% 6/1/15, LOC Freddie Mac, VRDN (a)	4,200	4,200
(Wood Canyon Villas Proj.) Series 2001 E, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	16,000	16,000
Orange County Sanitation District Ctfs. of Prtn. Participating VRDN Series MS 3030, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	10,515	10,515
Orange County Wtr. District Rev. Ctfs. of Prtn.:
Participating VRDN Series Putters 3686Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,100	4,100
Series 2003 A, 0.09% 6/5/15, LOC Citibank NA, VRDN (a)	52,800	52,800
Pleasanton Multi-family Rev. (Bernal Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	13,750	13,750
RIB Floater Trust Various States Participating VRDN Series BC 13 24U, 0.11% 6/5/15 (Liquidity Facility Barclays Bank PLC) (a)(e)	5,125	5,125
Richmond Multifamily Hsg. Rev. (Baycliff Apts. Proj.) Series 2004 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	26,490	26,490
Richmond Wastewtr. Rev. Series 2008 A, 0.08% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)	15,260	15,260
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	58,500	58,500
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	44,245	44,245
Riverside County Ind. Dev. Auth. Ind. Dev. Rev. (Merrick Engineering, Inc. Proj.) 0.2% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)(d)	1,420	1,420
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.09% 6/5/15, LOC Bank of America NA, VRDN (a)	$ 12,300	$ 12,300
Sacramento County Hsg. Auth. Multi-family Hsg. Rev.:
(California Place Apts. Proj.) Series B, 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	4,170	4,170
(Deer Park Apts. Proj.) Issue A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	13,200	13,200
(Sun Valley Proj.) Series 2001 F, 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	3,415	3,415
Sacramento Hsg. Auth. Multi-family Rev.:
(Countrywood Village Apts. Proj.) Series F, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	8,225	8,225
(Valencia Point Apts. Proj.) Series 2006 I, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	4,900	4,900
Sacramento Redev. Agcy. Multi-family Hsg. Rev. (18th & L Apts. Proj.) Series 2002 E, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	21,075	21,075
Sacramento Suburban Wtr. District Ctfs. of Prtn. Series 2009 A, 0.1% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,965	5,965
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.09% 6/5/15, LOC Bank of America NA, VRDN (a)	32,500	32,500
San Diego Cmnty. College District Participating VRDN:
Series Putters 3963, 0.12% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,000	2,000
Series RBC O 8, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada) (a)(e)	5,000	5,000
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN:
Series Putters 2903Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	6,810	6,810
Series Putters 3736 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,040	1,040
San Diego Hsg. Auth. Multi-family Hsg. Rev.:
(Bay Vista Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	14,500	14,500
(Delta Village Apts. Proj.) Series A, 0.12% 6/5/15, LOC Citibank NA, VRDN (a)(d)	6,000	6,000
(Stratton Apts. Proj.) Series 2000 A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	19,825	19,825
(Villa Nueva Apts. Proj.) Series 2007 F, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	37,500	37,500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Participating VRDN:
Series 15 XF0098, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 7,005	$ 7,005
Series MS 3229X, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,500	7,500
San Diego Unified School District Participating VRDN Series MS 3330, 0.11% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(e)	5,940	5,940
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Participating VRDN Series ROC II R 14035, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	4,000	4,000
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	12,000	12,000
Series ROC II R 12318, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	16,455	16,455
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2010 A1, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	43,800	43,800
Series 2010 A2, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	57,185	57,185
Series 2010 A3, 0.08% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	57,645	57,645
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.08% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	9,595	9,595
San Francisco City & County Redev. Agcy. Multi-family Hsg. Rev. (Ocean Beach Apts. Proj.) Series B, 0.12% 6/5/15, LOC Citibank NA, VRDN (a)(d)	5,735	5,735
San Francisco Redev. Agcy. Multi-family Hsg. Rev. 0.12% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	3,000	3,000
San Joaquin Delta Cmnty. College District Participating VRDN Series Putters 4496Z, 0.2% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	2,420	2,420
San Jose Multi-family Hsg. Rev.:
(Alamaden Family Apts. Proj.) Series 2003 D, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	24,615	24,615
(Betty Ann Gardens Apts. Proj.) Series 2002 A, 0.15% 6/5/15, LOC Citibank NA, VRDN (a)(d)	6,250	6,250
(El Paseo Apts. Proj.) Series 2002 B, 0.15% 6/5/15, LOC Citibank NA, VRDN (a)(d)	4,345	4,345
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Jose Multi-family Hsg. Rev.: - continued
(Kennedy Apt. Homes Proj.) Series 2002 K, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	$ 8,475	$ 8,475
(Las Ventanas Apts. Proj.) Series 2008 B, 0.1% 6/5/15, LOC Freddie Mac, VRDN (a)	8,300	8,300
(Trestles Apts. Proj.) Series 2004 A, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	7,325	7,325
(Turnleaf Apts. Proj.) Series 2003 A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	10,860	10,860
San Luis Obispo Cmnty. College District Participating VRDN Series MS 3437X, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	3,290	3,290
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series 2008 M, 0.08% 6/5/15, LOC Bank of America NA, VRDN (a)	76,185	76,185
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2009 A, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	8,000	8,000
Santa Clara County Hsg. Auth. Multi-family Hsg. Rev. (Timberwood Apts. Proj.) Series B, 0.15% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)(d)	10,635	10,635
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)	10,800	10,800
Santa Clara Elec. Rev. Series 2008 B, 0.1% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	24,400	24,400
Santa Clara Valley Trans. Auth. Participating VRDN Series ROC R 11967, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	4,850	4,850
Santa Cruz Redev. Agcy. Multi-family Rev.:
(1010 Pacific Ave. Apts. Proj.) Series B, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	21,650	21,650
(Shaffer Road Apts. Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	17,925	17,925
Simi Valley Multi-family Hsg. Rev. (Parker Ranch Proj.) Series A, 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	29,700	29,700
Southern California Pub. Pwr. Auth. Participating VRDN Series Putters 3947, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,500	5,500
Southern California Pub. Pwr. Auth. Rev. (Magnolia Pwr. Proj.) Series 2009-1, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	7,600	7,600
Torrance Gen. Oblig. Rev. Series 2010 C, 0.07% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	29,140	29,140
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs. Participating VRDN:
Series 15 ZF0169, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	$ 3,480	$ 3,480
Series MS 3396, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(e)	7,830	7,830
Series Putters 3365, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,885	4,885
Series Putters 3367, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 3368, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	15,000	15,000
Series Putters 3754 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,250	4,250
Series Putters 3961, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	1,500	1,500
Series Putters 4288, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	4,000	4,000
Series Putters 4421, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	5,000	5,000
Series ROC II R 11886X, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(e)	6,845	6,845
Western Muni. Wtr. District Facilities Auth. Wtr. Rev. Series 2012 A, 0.08% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)	13,300	13,300
Whittier Health Facilities Rev. Series 2009 A, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	23,625	23,625
		4,203,210
Connecticut - 0.0%
Connecticut Hsg. Fin. Auth. (Hsg. Mtg. Fin. Prog.) Series 2013 B5, 0.11% 6/5/15 (Liquidity Facility Bank of Tokyo-Mitsubishi UFJ Ltd.), VRDN (a)(d)	2,350	2,350
Delaware - 0.2%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.):
Series 1987, 0.17% 6/1/15, VRDN (a)(d)	1,600	1,600
Series 1988, 0.17% 6/1/15, VRDN (a)(d)	4,350	4,350
Series 1994, 0.17% 6/1/15, VRDN (a)(d)	3,700	3,700
Series 1999 A, 0.19% 6/5/15, VRDN (a)	4,630	4,630
		14,280
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.2%
Chicago Gen. Oblig.:
Series 2005 D1, 0.36% 6/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	$ 5,300	$ 5,300
Series 2005 D2, 0.36% 6/1/15, LOC Northern Trust Co., VRDN (a)	1,600	1,600
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (a)	5,100	5,100
		12,000
Iowa - 0.4%
Iowa Fin. Auth. Poll. Cont. Facility Rev. (MidAmerican Energy Proj.) Series 2008 B, 0.13% 6/5/15, VRDN (a)	15,725	15,725
Iowa Fin. Auth. Solid Disp. Waste Rev. (MidAmerican Energy Proj.) Series 2008 A, 0.14% 6/5/15, VRDN (a)(d)	11,000	11,000
		26,725
Louisiana - 0.0%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.) Series 2010 B1, 0.28% 6/5/15, VRDN (a)	1,000	1,000
Montana - 0.1%
Forsyth Poll. Cont. Rev. Series 2008 A, 0.24% 6/5/15, VRDN (a)(d)	3,850	3,850
Nevada - 0.1%
Clark County Arpt. Rev. Series 2008 C3, 0.11% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)(d)	8,700	8,700
New Jersey - 0.5%
JPMorgan Chase NA Letter of Credit Participating VRDN:
Series Putters 4459, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	14,400	14,400
Series Putters 4462, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(e)	10,700	10,700
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.):
Series 2003 B1, 0.29% 6/5/15, VRDN (a)	2,000	2,000
Series 2012 A, 0.25% 6/5/15, VRDN (a)(d)	3,300	3,300
		30,400
New York - 0.4%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.13% 6/5/15, LOC RBS Citizens NA, VRDN (a)	8,680	8,680
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
New York - continued
New York Hsg. Fin. Agcy. Rev. (750 Sixth Avenue Hsg. Proj.) Series 1998 A, 0.08% 6/5/15, LOC Fannie Mae, VRDN (a)(d)	$ 17,300	$ 17,300
New York Hsg. Fin. Svc. Contract Rev. Series 2003 L, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	3,875	3,875
		29,855
Pennsylvania - 0.0%
Schuylkill County Indl. Dev. Auth. Rev. (KP Tamaqua LP Proj.) Series 2007, 0.18% 6/5/15, LOC Citizens Bank of Pennsylvania, VRDN (a)(d)	240	240
South Carolina - 0.2%
Darlington County Indl. Dev. Rev. (Nucor Corp. Proj.) Series 2003 A, 0.27% 6/5/15, VRDN (a)(d)	1,900	1,900
Oconee County Poll. Cont. Rev. (Duke Energy Corp. Proj.) Series 1999 A, 0.12% 6/1/15, VRDN (a)	10,300	10,300
		12,200
Texas - 0.7%
Calhoun County Solid Waste Disp. Rev. (Formosa Plastics Corp. Proj.) Series 2001, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	3,750	3,750
Calhoun Port Auth. Envir. Facilities Rev. (Formosa Plastics Corp. Proj.) Series 2012, 0.11% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	5,900	5,900
Gulf Coast Waste Disp. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) Series A, 0.13% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)(d)	2,800	2,800
Jewett Econ. Dev. Corp. Indl. Dev. Rev. (Nucor Corp. Proj.) 0.35% 6/5/15, VRDN (a)(d)	3,450	3,450
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (a)	1,400	1,400
Series 2004, 0.38% 6/5/15, VRDN (a)(d)	7,720	7,720
Series 2009 A, 0.36% 6/1/15, VRDN (a)	500	500
Series 2009 C, 0.35% 6/1/15, VRDN (a)	5,200	5,200
Series 2010 B, 0.36% 6/1/15, VRDN (a)	6,400	6,400
Series 2010 D, 0.36% 6/1/15, VRDN (a)	500	500
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Texas - continued
Port Arthur Navigation District Indl. Dev. Corp. Exempt Facilities Rev. (Air Products Proj.) Series 2012, 0.1% 6/5/15 (Total SA Guaranteed), VRDN (a)	$ 5,000	$ 5,000
Southeast Texas Hsg. Fin. Corp. Multi-family Hsg. Rev. (Oaks of Hitchcock Apt. Proj.) Series 2000 A, 0.12% 6/5/15, LOC Gen. Elec. Cap. Corp., VRDN (a)(d)	5,150	5,150
		47,770
Virginia - 0.1%
Arlington County Indl. Dev. Auth. Multi-family Hsg. Rev. Series A, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)(d)	4,000	4,000
Wyoming - 0.1%
Converse County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 6/5/15, VRDN (a)	1,500	1,500
Lincoln County Poll. Cont. Rev. (PacifiCorp Proj.) Series 1994, 0.22% 6/5/15, VRDN (a)	3,000	3,000
		4,500
TOTAL VARIABLE RATE DEMAND NOTE (Cost $4,411,179)		4,411,179
Other Municipal Debt - 25.2%

California - 24.2%
Berkeley Gen. Oblig. TRAN 1% 7/22/15	22,195	22,222
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.2% tender 2/11/16, CP mode	44,900	44,900
California Gen. Oblig.:
Bonds:
Series 2009, 5% 4/1/16	1,620	1,684
Series 2015, 3% 3/1/16	3,000	3,062
2% 11/1/15	10,000	10,077
5% 6/1/15	685	685
5% 9/1/15	6,000	6,073
5% 12/1/15	2,500	2,560
5% 12/1/15	2,145	2,197
5% 3/1/16	10,800	11,188
5% 4/1/16	9,000	9,357
RAN 1.5% 6/22/15	97,950	98,028
Series 2011 A2, 0.06% 6/2/15, LOC Royal Bank of Canada, CP	21,600	21,600
Series A1:
0.06% 6/1/15, LOC Wells Fargo Bank NA, CP	27,000	27,000
0.06% 6/2/15, LOC Wells Fargo Bank NA, CP	8,000	8,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series A1, 0.08% 6/5/15, LOC Wells Fargo Bank NA, CP	$ 14,360	$ 14,360
Series A3:
0.06% 6/25/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	42,230	42,230
0.08% 6/16/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	22,400	22,400
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.18%, tender 12/28/15 (a)	20,400	20,400
California Pub. Works Board Lease Rev. Bonds:
(Various Cap. Projs.) Series 2014 H, 2% 12/1/15	2,525	2,548
Series 2012 C, 4% 6/1/15	3,135	3,135
Series 2014 D, 3% 9/1/15	2,500	2,518
Series 2014 F, 3% 9/1/15	4,245	4,275
Series 2014 I, 2% 12/1/15	1,100	1,110
California State Univ. Rev. Series A:
0.08% 6/2/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	10,950	10,950
0.1% 6/2/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,800	3,800
0.1% 6/2/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	3,415	3,415
Contra Costa Cmnty. College District Bonds Series 2014 A, 2% 8/1/15	16,400	16,451
East Bay Muni. Util. District Wastewtr. Sys. Rev. Bonds Series 2012 B, 4% 6/1/15	3,000	3,000
Fremont Unified School District, Alameda County Bonds Series 2014 A, 4% 8/1/15	16,695	16,803
Fresno County Gen. Oblig. TRAN 1% 6/30/15	57,900	57,940
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	72,400	72,422
Long Beach Gas & Util. Rev. Series A, 0.11% 6/5/15, LOC Bank of New York, New York, CP	1,500	1,500
Long Beach Unified School District Bonds Series 2008 D, 3% 8/1/15	8,820	8,863
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	26,300	26,517
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.06% 6/1/15, LOC U.S. Bank NA, Cincinnati, CP	13,500	13,500
0.08% 7/15/15, LOC U.S. Bank NA, Cincinnati, CP	13,500	13,500
0.08% 8/4/15, LOC U.S. Bank NA, Cincinnati, CP	13,500	13,500
Series 2010 C:
0.06% 6/1/15, LOC Wells Fargo Bank NA, CP	18,000	18,000
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 C, 0.06% 6/10/15, LOC Wells Fargo Bank NA, CP	$ 27,000	$ 27,000
TRAN 1.5% 6/30/15	66,680	66,753
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds:
Series 2005 A1, 5% 7/1/15	3,690	3,705
Series 2011 A:
3% 7/1/15	1,000	1,002
5% 7/1/15	4,600	4,618
Series 2012 C:
4% 1/1/16	5,275	5,344
5% 1/1/16	2,175	2,210
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	70,400	70,400
Los Angeles Gen. Oblig.:
Bonds Series 2012 A, 5% 9/1/15	14,840	15,022
TRAN 1.5% 6/25/15	52,845	52,893
Los Angeles Hbr. Dept. Rev. Bonds:
Series 2014 A, 2% 8/1/15 (d)	2,275	2,282
Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	5,400	5,400
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1, 0.06% 6/11/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
Series 2013 A4:
0.08% 7/15/15, LOC U.S. Bank NA, Cincinnati, CP	20,678	20,678
0.08% 8/3/15, LOC U.S. Bank NA, Cincinnati, CP	8,000	8,000
Los Angeles Unified School District Bonds:
Series 2004 J, 1% 7/1/15	17,800	17,813
Series 2005 K, 0.5% 7/1/15	4,310	4,311
Series 2006 F, 5% 7/1/15	2,885	2,897
Series 2010 KY, 5% 7/1/15	2,125	2,134
Series 2014 A, 1% 7/1/15	16,500	16,512
Series 2014 C, 1% 7/1/15	1,555	1,556
Los Angeles Wastewtr. Sys. Rev.:
Series A2, 0.08% 6/2/15, LOC Sumitomo Mitsui Banking Corp., CP	12,350	12,350
Series B1, 0.08% 6/2/15, LOC Bank of New York, New York, CP	9,000	9,000
Orange County Fire Auth. TRAN 0.75% 6/30/15	39,100	39,120
Port of Oakland Port Rev. Series 2010 D, 0.1% 6/4/15, LOC JPMorgan Chase Bank, CP (d)	51,225	51,225
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	$ 25,490	$ 25,490
Sacramento Muni. Util. District Elec. Rev.:
Series K1, 0.08% 7/6/15, LOC State Street Bank & Trust Co., Boston, CP	13,500	13,500
Series L1:
0.06% 7/6/15, LOC Barclays Bank PLC, CP	17,100	17,100
0.07% 7/7/15, LOC Barclays Bank PLC, CP	8,000	8,000
San Diego Cmnty. College District Bonds Series WF11 87C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	9,940	9,940
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.1% 7/15/15, LOC MUFG Union Bank NA, CP	27,340	27,340
San Diego Unified School District:
Bonds Series 2013 B:
0.5% 7/1/15	4,775	4,776
2% 7/1/15	6,150	6,159
TRAN Series A, 1.5% 6/30/15	66,000	66,072
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev. Series A4, 0.07% 7/10/15, LOC Wells Fargo Bank NA, CP (d)	10,000	10,000
San Francisco City & County Gen. Oblig.:
Series 1, 0.08% 7/8/15, LOC JPMorgan Chase Bank, CP	7,299	7,299
Series 2, 0.08% 7/8/15, LOC U.S. Bank NA, Cincinnati, CP	17,200	17,200
Series 3, 0.05% 6/17/15, LOC State Street Bank & Trust Co., Boston, CP	29,400	29,400
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.08% 8/5/15, LOC Wells Fargo Bank NA, CP	11,200	11,200
San Francisco County Trans. Auth.:
Series 2004 A, 0.09% 6/3/15, LOC Wells Fargo Bank NA, CP	5,185	5,185
Series 2004 B, 0.09% 6/3/15, LOC Wells Fargo Bank NA, CP	26,250	26,250
San Jose Fin. Auth. Rev.:
Series 1, 0.11% 6/25/15, LOC State Street Bank & Trust Co., Boston, CP	14,019	14,019
Series 2, 0.11% 6/25/15, LOC U.S. Bank NA, Cincinnati, CP	14,019	14,019
San Jose Int'l. Arpt. Rev.:
Series A2, 0.07% 6/22/15, LOC Barclays Bank PLC, CP	10,792	10,792
Series B, 0.08% 6/22/15, LOC Barclays Bank PLC, CP (d)	13,045	13,045
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District Bonds Series WF 11 75Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA) (a)(e)(f)	$ 15,370	$ 15,370
Santa Cruz Gen. Oblig. TRAN 1% 7/1/15	44,500	44,532
Torrance Gen. Oblig. TRAN 1% 7/1/15	27,600	27,620
Tulare County Gen. Oblig. TRAN 2% 6/30/15	50,300	50,378
Turlock Irrigation District Series A:
0.07% 6/5/15, LOC Bank of America NA, CP	4,400	4,400
0.07% 6/5/15, LOC Bank of America NA, CP	1,700	1,700
Walnut Energy Ctr. Auth.:
Series 2005 B, 0.08% 8/3/15, LOC State Street Bank & Trust Co., Boston, CP	20,700	20,700
Series B, 0.09% 8/3/15, LOC State Street Bank & Trust Co., Boston, CP	4,000	4,000
Woodland Fin. Auth. Rev. 0.1% 9/15/15, LOC Citibank NA, CP	6,780	6,780
		1,619,261
Florida - 0.0%
Florida Gen. Oblig. Bonds Series PZ 130, 0.1%, tender 6/18/15 (Liquidity Facility Wells Fargo & Co.) (a)(e)(f)	2,500	2,500
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A2, 0.16%, tender 8/3/15 (Liquidity Facility Royal Bank of Canada) (a)	25,000	25,000
Kentucky - 0.0%
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 2001 A, 0.24% tender 6/23/15, CP mode	2,300	2,300
Massachusetts - 0.2%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992, 0.28% tender 6/2/15, CP mode	10,800	10,800
New Hampshire - 0.3%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 0.5% tender 7/9/15, CP mode (d)	1,100	1,100
Series 1990 A1, 0.5% tender 7/10/15, CP mode (d)	8,300	8,300
Series 1990 A2, 0.35% tender 6/2/15, CP mode (d)	10,660	10,660
Series 1990 B, 0.45% tender 7/6/15, CP mode	2,300	2,300
		22,360
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
Virginia - 0.1%
Halifax County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1992, 0.4% tender 6/11/15, CP mode (d)	$ 4,700	$ 4,700
Prince William County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 0.35% tender 6/11/15, CP mode	1,100	1,100
		5,800
West Virginia - 0.0%
Grant County Cmnty. Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 0.45% tender 6/12/15, CP mode (d)	2,300	2,300
TOTAL OTHER MUNICIPAL DEBT (Cost $1,690,321)		1,690,321
Investment Company - 8.3%
	Shares
Fidelity Municipal Cash Central Fund, 0.11% (b)(c) (Cost $552,496)	552,496,000	552,496
TOTAL INVESTMENT PORTFOLIO - 99.4% (Cost $6,653,996)		6,653,996
NET OTHER ASSETS (LIABILITIES) - 0.6%		43,123
NET ASSETS - 100%		$ 6,697,119
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

(c) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Provides evidence of ownership in one or more underlying municipal bonds.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $58,700,000 or 0.9% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Cost (000s)
Florida Gen. Oblig. Bonds Series PZ 130, 0.1%, tender 6/18/15 (Liquidity Facility Wells Fargo & Co.)	3/6/15	$ 2,500
Los Angeles Hbr. Dept. Rev. Bonds Series WF 10 40C, 0.15%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	11/24/10	$ 5,400
Rio Hondo Cmnty. College District Bonds Series WF 10 51Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	12/23/10 - 8/1/14	$ 25,490
San Diego Cmnty. College District Bonds Series WF11 87C, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	2/6/13	$ 9,940
San Mateo Unified School District Bonds Series WF 11 75Z, 0.14%, tender 7/9/15 (Liquidity Facility Wells Fargo Bank NA)	3/14/12 - 3/3/14	$ 15,370
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Municipal Cash Central Fund	$ 82
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $6,653,996,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California AMT Tax-Free
Money Market Fund

May 31, 2015

1.802200.111

SCM-QTLY-0715

Investments May 31, 2015 (Unaudited)

Showing Percentage of Net Assets

Variable Rate Demand Note - 62.2%
	Principal Amount (000s)	Value (000s)
Arizona - 0.1%
Maricopa County Poll. Cont. Rev. (Arizona Pub. Svc. Co. Palo Verde Proj.) Series 2009 A, 0.32% 6/5/15, VRDN (a)	$ 1,150	$ 1,150
Arkansas - 0.5%
Fort Smith Gen. Oblig. (Mitsubishi Pwr. Systems Americas Proj.) Series 2010, 0.13% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	3,610	3,610
California - 60.1%
ABAG Fin. Auth. for Nonprofit Corps. Multi-family Hsg. Rev. Series 2011 A, 0.1% 6/5/15, LOC Freddie Mac, VRDN (a)	2,800	2,800
ABAG Fin. Auth. for Nonprofit Corps. Rev. (Sharp HealthCare Proj.):
Series 2009 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	6,200	6,200
Series 2009 C, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	3,200	3,200
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Participating VRDN:
Series II R 11901, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	1,000	1,000
Series Putters 3293, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	5,000	5,000
Series Putters 3434, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	8,300	8,300
Series 2007 A2, 0.07% 6/5/15, LOC Bank of Tokyo-Mitsubishi UFJ Ltd., VRDN (a)	2,000	2,000
California Dept. of Wtr. Resources Participating VRDN:
Series MS 3276, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	5,000	5,000
Series Putters 3019, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,885	4,885
Series ROC II R 11970-1, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	4,200	4,200
California Edl. Facilities Auth. Rev.:
(Univ. of San Francisco Proj.) Series 2005 B, 0.09% 6/5/15, LOC JPMorgan Chase Bank, VRDN (a)	16,850	16,850
Participating VRDN:
Series BA 08 1207, 0.15% 6/5/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	1,000	1,000
Series EGL 14 0005, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	11,050	11,050
Series ROC II R 11974, 0.1% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	1,500	1,500
California Gen. Oblig.:
Series 2003 C3, 0.1% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	4,600	4,600
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2004 A7, 0.08% 6/5/15, LOC Citibank NA, VRDN (a)	$ 3,100	$ 3,100
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.):
Series 2004 K, 0.08% 6/5/15, LOC Mizuho Corporate Bank Ltd., VRDN (a)	2,100	2,100
Series 2005 H, 0.1% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	11,800	11,800
Series 2009 H, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	1,600	1,600
(Scripps Health Proj.):
Series 2008 D, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	4,130	4,130
Series 2008 F, 0.09% 6/5/15, LOC Northern Trust Co., VRDN (a)	1,500	1,500
(St. Joseph Health Sys. Proj.) Series 2011 A, 0.11% 6/5/15, LOC MUFG Union Bank NA, VRDN (a)	2,000	2,000
Participating VRDN:
Series 15 XF0131, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	4,000	4,000
Series DB 3294, 0.25% 6/5/15 (Liquidity Facility Deutsche Bank AG New York Branch) (a)(c)	2,000	2,000
Series MS 3239, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	2,200	2,200
Series MS 3267, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	6,000	6,000
Series MS 3389, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	4,000	4,000
California Hsg. Fin. Agcy. Rev.:
(Multifamily Hsg. Prog.) Series 2002 D, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	3,655	3,655
Series 2001 F, 0.1% 6/5/15, LOC Citibank NA, VRDN (a)	1,000	1,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Recology, Inc. Proj.) Series 2010 A, 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	23,500	23,500
California Statewide Cmntys. Dev. Auth. Gas Supply Rev. Series 2010, 0.09% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	34,600	34,600
California Statewide Cmntys. Dev. Auth. Rev. (SWEEP Ln. Prog.) Series 2007 A, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	5,400	5,400
East Bay Muni. Util. District Wastewtr. Sys. Rev. Participating VRDN Series ROC II R 11950, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	6,090	6,090
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Fremont Gen. Oblig. Ctfs. of Prtn. (2008 Fing. Proj.) 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	$ 19,480	$ 19,480
Irvine Unified School District Cmnty. Facilities District:
Series 2012 B, 0.09% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	1,975	1,975
Series 2014 B, 0.09% 6/5/15, LOC Sumitomo Mitsui Banking Corp., VRDN (a)	5,500	5,500
Kings County Hsg. Auth. Multi-family Hsg. Rev. (Edgewater Isle Apts. Proj.) Series 2001 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)	1,260	1,260
Livermore Redev. Agcy. Multi-family Rev. (Livermore Sr. Hsg. Apts. Proj.) Series 2009 A, 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)	1,400	1,400
Los Angeles Cmnty. College District Participating VRDN Series MS 3237, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	7,790	7,790
Los Angeles Cmnty. Redev. Agcy. Multi-family Hsg. Rev.:
(Grand Promenade Proj.) 0.12% 6/5/15, LOC Freddie Mac, VRDN (a)	4,600	4,600
(Promenade Towers Proj.) Series 2000, 0.09% 6/5/15, LOC Freddie Mac, VRDN (a)	3,500	3,500
Los Angeles Dept. Arpt. Rev. Participating VRDN Series BC 10 27B, 0.11% 6/5/15 (Liquidity Facility Barclays Bank PLC) (a)(c)	4,105	4,105
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Participating VRDN:
Series 15 ZF0160, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,250	1,250
Series MS 3345, 0.1% 6/5/15 (Liquidity Facility Cr. Suisse AG) (a)(c)	1,300	1,300
Series Putters 3837Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	6,875	6,875
Series Putters 4361, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,670	3,670
Series 2001 B1, 0.08% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	2,600	2,600
Series 2001 B2, 0.08% 6/5/15 (Liquidity Facility Royal Bank of Canada), VRDN (a)	7,100	7,100
Series 2002 A5, 0.08% 6/5/15 (Liquidity Facility Citibank NA), VRDN (a)	4,700	4,700
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN:
Series MS 3397, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	1,200	1,200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Participating VRDN: - continued
Series Putters 3309, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 6,660	$ 6,660
Series ROC II R 0006, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	3,100	3,100
Los Rios Cmnty. College District Participating VRDN Series ROC II R 11953 X, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	2,300	2,300
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Participating VRDN:
Series EGL 07 71, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	13,075	13,075
Series EGL 14 0036, 0.12% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	4,505	4,505
Series Putters 3289, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,210	2,210
Modesto Pub. Fing. Auth. Lease Rev. Series 2008 B, 0.11% 6/5/15, LOC Bank of America NA, VRDN (a)	22,810	22,810
Northern California Pwr. Agcy. Rev. (Hydroelectric #1 Proj.) Series 2008 A, 0.09% 6/5/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	2,200	2,200
Orange County Hsg. Auth. Apt. Dev. Rev. (Lanteen Pines/Frost Group Proj.) 0.11% 6/5/15, LOC Fannie Mae, VRDN (a)	9,860	9,860
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 A, 0.09% 6/5/15, LOC Citibank NA, VRDN (a)	3,400	3,400
Rancho Wtr. District Fing. Auth. Rev. Participating VRDN Series BA 08 3024X, 0.15% 6/5/15 (Liquidity Facility Bank of America NA) (a)(c)	2,160	2,160
Riverside County Asset Leasing Corp. Leasehold Rev. (Southwest Justice Ctr. Proj.) Series 2008 A, 0.1% 6/5/15, LOC Wells Fargo Bank NA, VRDN (a)	17,915	17,915
Riverside County Ctfs. of Prtn. (Woodcrest Library Proj.) 0.1% 6/5/15, LOC Bank of America NA, VRDN (a)	1,000	1,000
Riverside Ctfs. of Prtn. (Riverside Renaissance Proj.) Series 2008, 0.09% 6/5/15, LOC Bank of America NA, VRDN (a)	13,400	13,400
San Bernardino County Flood Cont. District Judgment Oblig. Series 2008, 0.09% 6/5/15, LOC Bank of America NA, VRDN (a)	4,795	4,795
San Diego County Wtr. Auth. Wtr. Rev. Participating VRDN Series Putters 3736 Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,470	1,470
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco Bay Area Rapid Transit Fing. Auth. Participating VRDN:
Series Putters 3161, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	$ 4,660	$ 4,660
Series ROC II R 12318, 0.11% 6/5/15 (Liquidity Facility Citibank NA) (a)(c)	5,265	5,265
San Francisco City & County Fin. Corp. Lease Rev. (Moscone Ctr. Expansion Proj.) Series 2008 1, 0.08% 6/5/15, LOC State Street Bank & Trust Co., Boston, VRDN (a)	1,145	1,145
San Francisco Redev. Agcy. Multi-family Hsg. Rev. (Fillmore Ctr. Proj.) Series 1992 A1, 0.11% 6/5/15, LOC Freddie Mac, VRDN (a)	11,900	11,900
San Jose Multi-family Hsg. Rev. (Las Ventanas Apts. Proj.) Series 2008 B, 0.1% 6/5/15, LOC Freddie Mac, VRDN (a)	4,700	4,700
San Luis Obispo Cmnty. College District Participating VRDN Series MS 3436X, 0.11% 6/5/15 (Liquidity Facility Morgan Stanley Bank, West Valley City Utah) (a)(c)	3,290	3,290
Santa Clara County Multi-family Rev. (Garden Grove Apts. Proj.) 0.1% 6/5/15, LOC Fannie Mae, VRDN (a)	2,675	2,675
Southern California Pub. Pwr. Auth. Rev.:
(Magnolia Pwr. Proj.) Series 2009-1, 0.09% 6/5/15, LOC U.S. Bank NA, Cincinnati, VRDN (a)	15,435	15,435
(Palo Verde Proj.) Series 2008 B, 0.1% 6/5/15, LOC Barclays Bank PLC, VRDN (a)	14,965	14,965
Univ. of California Revs. Participating VRDN:
Series 15 ZF0177, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series 15 ZF0178, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,000	1,000
Series Putters 3368, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,275	2,275
Series Putters 4401, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	3,000	3,000
Series Putters 4510Z, 0.11% 6/5/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	2,500	2,500
		459,235
Delaware - 0.0%
Delaware Econ. Dev. Auth. Rev. (Delmarva Pwr. & Lt. Co. Proj.) Series 1999 A, 0.19% 6/5/15, VRDN (a)	200	200
Variable Rate Demand Note - continued
	Principal Amount (000s)	Value (000s)
Illinois - 0.1%
Chicago Gen. Oblig.:
Series 2005 D1, 0.36% 6/1/15, LOC Bank of Montreal Chicago CD Prog., VRDN (a)	$ 600	$ 600
Series 2007 F, 0.32% 6/1/15, LOC JPMorgan Chase Bank, VRDN (a)	600	600
		1,200
Louisiana - 0.5%
Saint James Parish Gen. Oblig. (Nucor Steel Louisiana LLC Proj.):
Series 2010 A1, 0.35% 6/5/15, VRDN (a)	2,000	2,000
Series 2010 B1, 0.28% 6/5/15, VRDN (a)	1,700	1,700
		3,700
New Jersey - 0.3%
JPMorgan Chase NA Letter of Credit Participating VRDN Series Putters 4459, 0.12% 6/1/15 (Liquidity Facility JPMorgan Chase Bank) (a)(c)	1,800	1,800
Salem County Poll. Cont. Fin. Auth. Rev. (Pub. Svc. Elec. and Gas Co. Proj.) Series 2003 B1, 0.29% 6/5/15, VRDN (a)	300	300
		2,100
New York - 0.1%
New York Dorm. Auth. Revs. (College of New Rochelle Proj.) Series 2008, 0.13% 6/5/15, LOC RBS Citizens NA, VRDN (a)	965	965
Texas - 0.5%
Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.):
Series 2001 A, 0.36% 6/1/15, VRDN (a)	1,600	1,600
Series 2010 B, 0.36% 6/1/15, VRDN (a)	1,000	1,000
Series 2010 C, 0.35% 6/1/15, VRDN (a)	1,100	1,100
		3,700
TOTAL VARIABLE RATE DEMAND NOTE (Cost $475,860)		475,860
Other Municipal Debt - 29.9%

California - 29.0%
Berkeley Gen. Oblig. TRAN 1% 7/22/15	2,800	2,803
California Edl. Facilities Auth. Rev. Bonds (Stanford Univ. Proj.) Series S3, 0.2% tender 2/11/16, CP mode	5,100	5,100
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.:
Bonds:
Series 2008, 5% 3/1/16	$ 750	$ 776
4% 8/1/15	1,300	1,308
5% 9/1/15	4,560	4,616
5% 10/1/15	500	508
5% 3/1/16	1,200	1,243
5% 4/1/16	1,000	1,040
RAN 1.5% 6/22/15	13,550	13,561
Series 2011 A2, 0.06% 6/2/15, LOC Royal Bank of Canada, CP	2,400	2,400
Series A1:
0.06% 6/1/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
0.08% 6/5/15, LOC Wells Fargo Bank NA, CP	1,600	1,600
Series A3:
0.06% 6/25/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	4,800	4,800
0.08% 6/16/15, LOC JPMorgan Chase Bank, LOC California Pub. Employees Retirement Sys., CP	2,600	2,600
California Health Facilities Fing. Auth. Rev. Bonds (Stanford Hosp. & Clinics Proj.) Series 2012 C, 0.18%, tender 12/28/15 (a)	4,600	4,600
California Pub. Works Board Lease Rev. Bonds Series 2012 C, 4% 6/1/15	1,375	1,375
California State Univ. Rev. Series A, 0.08% 6/2/15, LOC State Street Bank & Trust Co., Boston, LOC Wells Fargo Bank NA, CP	1,200	1,200
Contra Costa Cmnty. College District Bonds Series 2014 A, 2% 8/1/15	2,065	2,071
Contra Costa Wtr. District Wtr. Rev. Bonds Series 2010 A, 3% 10/1/15	11,900	12,012
Fremont Unified School District, Alameda County Bonds Series 2014 A, 4% 8/1/15	2,000	2,013
Fresno County Gen. Oblig. TRAN 1% 6/30/15	7,100	7,105
Kern County Gen. Oblig. TRAN 0.5% 6/30/15	9,000	9,003
Long Beach Unified School District Bonds Series 2008 D, 3% 8/1/15	1,000	1,005
Los Angeles Cmnty. College District Bonds Series 2015 G, 5% 8/1/15	3,000	3,025
Los Angeles County Gen. Oblig.:
Series 2010 B:
0.06% 6/1/15, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
0.06% 7/1/15, LOC U.S. Bank NA, Cincinnati, CP	2,000	2,000
0.08% 7/15/15, LOC U.S. Bank NA, Cincinnati, CP	1,500	1,500
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Gen. Oblig.: - continued
Series 2010 B: - continued
0.08% 8/4/15, LOC U.S. Bank NA, Cincinnati, CP	$ 1,500	$ 1,500
Series 2010 C:
0.06% 6/1/15, LOC Wells Fargo Bank NA, CP	2,000	2,000
0.06% 6/10/15, LOC Wells Fargo Bank NA, CP	3,000	3,000
TRAN 1.5% 6/30/15	9,725	9,736
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Bonds Series 2011 A, 3% 7/1/15	1,250	1,253
0.1% 6/18/15 (Liquidity Facility Wells Fargo Bank NA), CP	8,200	8,200
Los Angeles Gen. Oblig.:
Bonds Series 2012 A, 5% 9/1/15	1,800	1,822
TRAN 1.5% 6/25/15	15,650	15,664
Los Angeles Muni. Impt. Corp. Lease Rev.:
Series 2012 A1, 0.08% 8/5/15, LOC Wells Fargo Bank NA, CP	5,000	5,000
Series 2013 A4:
0.08% 7/15/15, LOC U.S. Bank NA, Cincinnati, CP	2,300	2,300
0.08% 8/3/15, LOC U.S. Bank NA, Cincinnati, CP	900	900
Los Angeles Unified School District Bonds:
Series 2004 J, 1% 7/1/15	2,240	2,242
Series 2010 KY, 5% 7/1/15	850	853
Series 2014 A, 1% 7/1/15	2,020	2,021
Los Angeles Wastewtr. Sys. Rev. Series A2, 0.08% 6/2/15, LOC Sumitomo Mitsui Banking Corp., CP	1,400	1,400
Orange County Fire Auth. TRAN 0.75% 6/30/15	4,900	4,902
Orange County Sanitation District Ctfs. of Prtn. Bonds Series 2008 B, 2.95% 8/1/15	5,000	5,023
Sacramento Muni. Util. District Elec. Rev.:
Series K1, 0.08% 7/6/15, LOC State Street Bank & Trust Co., Boston, CP	1,500	1,500
Series L1, 0.06% 7/6/15, LOC Barclays Bank PLC, CP	1,900	1,900
San Bernardino County Gen. Oblig. TRAN 2% 6/30/15	8,100	8,112
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series 2005 B, 0.1% 7/15/15, LOC MUFG Union Bank NA, CP	3,100	3,100
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Bonds Series 2012 A, 5% 8/1/15	5,680	5,726
San Diego Unified School District TRAN Series A, 1.5% 6/30/15	8,500	8,509
San Francisco City & County Gen. Oblig.:
Series 2, 0.08% 7/8/15, LOC U.S. Bank NA, Cincinnati, CP	1,960	1,960
Series 3, 0.05% 6/17/15, LOC State Street Bank & Trust Co., Boston, CP	3,395	3,395
Other Municipal Debt - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Pub. Util. Commission Wastewtr. Rev. Series A1, 0.08% 8/5/15, LOC Wells Fargo Bank NA, CP	$ 1,300	$ 1,300
San Francisco County Trans. Auth. Series 2004 A, 0.09% 6/3/15, LOC Wells Fargo Bank NA, CP	3,600	3,600
San Jose Fin. Auth. Rev.:
Series 1, 0.11% 6/25/15, LOC State Street Bank & Trust Co., Boston, CP	1,600	1,600
Series 2, 0.11% 6/25/15, LOC U.S. Bank NA, Cincinnati, CP	1,600	1,600
San Jose Int'l. Arpt. Rev. Series A2, 0.07% 6/22/15, LOC Barclays Bank PLC, CP	1,200	1,200
Santa Cruz Gen. Oblig. TRAN 1% 7/1/15	5,500	5,506
Torrance Gen. Oblig. TRAN 1% 7/1/15	3,400	3,402
Tulare County Gen. Oblig. TRAN 2% 6/30/15	5,700	5,709
Walnut Energy Ctr. Auth. Series 2005 B, 0.08% 8/3/15, LOC State Street Bank & Trust Co., Boston, CP	2,300	2,300
		221,999
Georgia - 0.4%
Main Street Natural Gas, Inc. Georgia Gas Proj. Rev. Bonds Series 2010 A1, 0.16%, tender 10/1/15 (Liquidity Facility Royal Bank of Canada) (a)	2,800	2,800
Massachusetts - 0.5%
Massachusetts Indl. Fin. Agcy. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.) Series 1992:
0.28% tender 6/2/15, CP mode	2,400	2,400
0.3% tender 6/11/15, CP mode	1,100	1,100
		3,500
TOTAL OTHER MUNICIPAL DEBT (Cost $228,299)		228,299
Investment Company - 7.6%
	Shares	Value (000s)
Fidelity Tax-Free Cash Central Fund, 0.10% (b)(d) (Cost $58,288)	58,288,000	58,288
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $762,447)		762,447
NET OTHER ASSETS (LIABILITIES) - 0.3%		2,162
NET ASSETS - 100%		$ 764,609
Security Type Abbreviations
CP	-	COMMERCIAL PAPER
RAN	-	REVENUE ANTICIPATION NOTE
TRAN	-	TAX AND REVENUE ANTICIPATION NOTE
VRDN	-	VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)
Legend
(a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Provides evidence of ownership in one or more underlying municipal bonds.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned (Amounts in thousands)
Fidelity Tax-Free Cash Central Fund	$ 7
Other Information

The date shown for securities represents the date when principal payments must be paid, taking into account any call options exercised by the issuer and any permissible maturity shortening features other than interest rate resets.

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information
At May 31, 2015, the cost of investment securities for income tax purposes was $762,447,000.
Investment Valuation

Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available).

As permitted by compliance with certain conditions under Rule 2a-7 of the 1940 Act, securities are valued at amortized cost, which approximates fair value. The amortized cost of an instrument is determined by valuing it at its original cost and thereafter amortizing any discount or premium from its face value at a constant rate until maturity. Securities held by a money market fund are generally high quality and liquid; however, they are reflected as Level 2 because the inputs used to determine fair value are not quoted prices in an active market.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust II's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust II

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	July 30, 2015
By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 30, 2015